Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Taxes [Abstract]
Disclosure of income tax [text block]
10.	Taxes

10.1	Current tax assets and liabilities

The balance of current tax assets and tax liabilities as of December 31, 2017 and 2016 is as follows:

	2017	2016
Current tax assets
Income tax (1)	165,437	308,868
Credit tax balance (2)	234,410	598,140
Other taxes	225,527	222,090
Total	625,374	1,129,098

Current tax liabilities
Income tax (1)	1,305,011	1,478,294
National tax and surcharge on gasoline	136,706	324,402
Carbon tax	51,383	-
Other taxes (3)	512,588	328,244
Total	2,005,688	2,130,940

(1)
Corresponds to the resulting value after subtracting advanced tax payments, favorable balances and advance payments settled in the previous year's statement. The main variation compared to the previous period corresponds to the decrease in non-deductible expenses, and the effects of the tax reform on issues such as depreciation and exchange difference.

(2)	Includes mainly the value added tax (VAT) receivable balance.

(3)	Mainly includes VAT payable balances and industry and commerce tax.

10.2	Income tax

In accordance with Law 1819/2016 (Tax Reform), the tax regulation applicable in Colombia for the 2017 taxable year and subsequent years is as follows:

a)	The income tax rate will be 34% for the taxable year 2017 and 33% for the taxable year 2018 and subsequently.

b)	A surtax was established on income tax for 2017 and 2018, of 6% and 4%, respectively, which is applicable when taxable income exceeds COP$800 million.

c)
Companies located in a free trade zone are taxed at a rate of 20%. If the Group located in a free trade zone has a Legal Stability Contract (hereinafter CEJ, for its acronym in Spanish), the income tax rate will continue to be 15% during the term of the said contract. This applies to Reficar, Bioenergy Zona Franca and Comai.

d)
Presumptive income will be calculated by applying a 3.5% rate to the liquid equity balance of the immediately preceding year. For entities that have a CEJ, the stabilized rate for the calculation of presumptive income will continue to 3%, during the term of the contract.

e)
For fiscal year 2017, the Ecopetrol Business Group has companies that are subject to a 40% income tax rate, companies in Free Trade Zones that are subject to a 15% income tax rate (which have CEJ) and 20% income tax rate, and other entities that are subject to statutory income tax rates in the country where they are incorporated.

f)
Aligns the tax depreciation systems to accounting depreciation and establishes a limit to the annual depreciation deductible amount based on the table established in the tax reform. Tax amortization of oil and gas investments is calculated based on the technical production unit method which is aligned with accounting amortization.

g)
The cost of acquisition of exploration rights, G &; G, exploratory drilling, etc., is capitalized for tax purposes until the technical and commercial feasibility of extracting the resource is achieved.

h)	Accumulated tax loss balance generated starting January 1, 2017 can be offset with the liquid income generated over the following 12 years (unlimited for those with CEJ).

i)
For the period January 1, 2013 through December 31, 2016, taxable income in Colombia was subject to a 25% income tax rate with an additional 9% related to the income tax for equality "CREE", excluding tax payers who, based on an express provision manage special rates, and 10% rate on income from occasional profits; 15% income tax rate for companies in the free trade zone pay, and those not generating net income or whose net taxable income or with net taxable income lower than the presumptive income at 3% rate on equity.

On December 23, 2014, through Law 1739, a surtax on income for equality - CREE was established for the years 2015, 2016, 2017 and 2018, which is applicable entities with taxable income above COP$800 million, at rates of 5%, 6%, 8% and 9% per year, respectively.

For taxable year 2016, the Ecopetrol Business Group had companies subject to a 40% income tax rate, companies in free trade zones subject to a 15% and 20% income tax rate, and other entities that were subject to statutory income tax rates in the country where they are incorporated, and some other entities that pay taxes under presumptive taxable income in Colombia.

j)
As of December 31, 2017 and 2016, Refinería de Cartagena, Bioenergy, and Ecopetrol Costa Afuera S.A.S., subsidiaries, have accrued accumulated tax losses that can be offset with future taxable income of COP$4,288,957 and COP$ 3,352,216, respectively, originated between 2009 and 2017. As per current tax legislation, accumulated tax losses accrued starting fiscal year 2007 can be offset, or tax adjusted, at any time, against taxable income without prejudice of the periods in which the entity was subject to the presumptive income regime. Accumulated tax losses cannot be transferred to its shareholders. However, in accordance with Article 290 of Law 1819 of 2016, the unused accumulated tax losses through December 31, 2016, can be offset based on a formula contained in that article.

As of December 31, 2017, deferred tax assets related to unused accumulated tax losses, which do not expire, amounted to COP$611,766 attributable to the Refinería de Cartagena. Such deferred tax assets were calculated based on COP$4,078,439 of accumulated income tax losses. The recognition of this deferred tax is based on the refinery's operational stability of the refinery presented in 2017, the projection of margins and the optimization of costs.

The assessment of the accumulated tax losses related to companies Ecopetrol Costa Afuera S.A.S., Bioenergy and Bioenergy Zona Franca with respect to deferred tax is mentioned in this note under the chapter titled "Deferred Income Tax".

In accordance with Article 290 of Law 1819 of 2016, the unused presumptive income surplus and minimal base surplus generated before 2017 on income tax and CREE can be used based on a formula contained in said Article and subject to the terms established in Article 189 of the Tax Code.

Statute of limitations of review for tax returns

Tax returns may be reviewed by the tax authorities within 5 years following the filing date and/or amendment, if the returns reflected tax losses.

As of the year 2017, the statute of limitations covering tax returns will be 3 years as of the date of expiration or as of the filing date, when these have been filed extemporaneously. With respect to transfer pricing, the statute of limitations will be 6 years.

With respect to tax returns with favorable balances, the statute of limitations will be 3 years as of the filing date of the request for devolution or offsetting.

With regard to tax returns in which tax losses are offset, these will be considered determined after 6 years counted as of their filing date. With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are offset within the last 2 years of the 12-year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting.

Income tax expense

The following is a detail of the income tax recognized in profit or loss for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Current income tax	5,144,962	4,517,336	3,510,546
Adjustments to prior years’ tax	(68,270)	-	-
Deferred income tax	723,576	25,710	(2,800,193)
Income tax expenses	5,800,268	4,543,046	710,353

Reconciliation of the income tax expenses

The reconciliation between the income tax expenses and the tax determined based on the official rate applicable to the Group in Colombia is as follows:

	2017	2016	2015
Net income (loss) before income tax	13,769,662	7,790,526	(5,578,626)
Statutory rate	40%	40%	39%
Income tax at statutory rate	5,507,865	3,116,210	(2,175,664)

ETR reconciliation items:
Effect in changes in tax rates and tax base (CREE tax)	910	807,989	2,063,782
Non-deductible wealth tax	85,872	229,375	253,422
Foreign currency translation and exchange difference	(186,787)	(234,316)	310,657
Prior year taxes	274,777	140,630	(21,233)
Non-deductible expenses	129,531	486,300	251,246
Valuation of investments	-	-	48,129
Non-taxable income	(11,900)	(3,142)	(19,986)
Income tax calculated	5,800,268	4,543,046	710,353

Current	5,076,692	4,517,336	3,510,546
Deferred	723,576	25,710	(2,800,193)
	5,800,268	4,543,046	710,353

The effective tax rate (ETR) as of December 31, 2017 was 42.1% (2016 - 58.3%). The decrease compared to the previous year is mainly due to the following: a) Decrease in non-deductible expenses due to the effects of the transportation tax; b) Adjustment for differential of taxable bases; c) The adjustment for differential tax rates of the Group other than the nominal 40%, where the most significant item is the deferred tax asset to be amortized in the long term, with a rate lower than the nominal rate; and d) The adjustment of the wealth tax due to the effect of the rate, which is 0.4% for 2017, compared to 1% in 2016.

Income and supplementary tax returns for taxable years 2011, 2012, 2014, 2015 and 2016, and CREE returns for taxable years 2014, 2015 and 2016 of the Ecopetrol Business Group are subject to acceptance and review by the tax authorities. Management of the Ecopetrol Business Group companies considers that the amounts accounted as liability for payable taxes are sufficient and are supported by current regulations, doctrine and case law applicable to any claim that could be eventually filed with respect to such years. The Group's strategy is not making tax decisions based on aggressive or less-assured positions that could put into question its tax returns.

Deferred income tax

The following is the detail of the deferred tax balance on gains as of December 31, 2017 and 2016:

	2017	2016

Deferred tax assets	4,016,161	4,248,014
Deferred tax liabilities	(1,333,280)	(1,639,703)
Net deferred income tax	2,682,881	2,608,311

The deferred income tax assets and liabilities are reported net in compliance with the requirements of international financial reporting standards (IAS 12).  As of December 31, 2017 and 2016, the deferred tax detail is as follows:

	2017	2016
Deferred tax assets (liabilities)
Provisions (3)	1,840,988	1,875,965
Employee benefits (2)	1,373,561	656,997
Loss carry forwards	611,766	477,808
Accounts payable	208,618	311,607
Accounts receivable	94,864	133,840
Property plant and equipment and Natural and environmental resources (1)	(1,006,299)	(220,315)
Goodwill	(408,932)	(345,288)
Borrowings and other financial liabilities	-	(113,497)
Others	(31,685)	(168,806)
	2,682,881	2,608,311

Deferred tax assets	4,016,161	4,248,014
Deferred tax liabilities	(1,333,280)	(1,639,703)
	2,682,881	2,608,311

(1)
For tax purposes, natural and environmental resources and property, plant and equipment have a useful life and a depreciation and amortization calculation methodology different from those determined as per international accounting standards.

(2)	Actuarial calculations for health, retirement pensions, education, pension bonds and other benefits to long-term employees.

(3)	The most representative item corresponds to the provision for well abandonment.

The table above takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance is presented within deferred tax assets or deferred tax liabilities. Accordingly, certain deferred tax assets are presented within deferred tax liabilities, and certain deferred tax liabilities within deferred tax assets.

The following is the detail of the deferred tax assets (liabilities) for the years ended December 31, 2017 and 2016:

	Property plant and equipment and Natural resources	Provisions	Employee benefits	Loss carry forwards	Accounts payable
As of December 31, 2015	205,499	1,824,844	-	238,193	726,256
Recognized in profit or loss	(425,814)	51,121	40,300	239,615	(414,649)
Recognized in OCI	-	0	616,697	-	-
As of December 31, 2016	(220,315)	1,875,965	656,997	477,808	311,607
Recognized in profit or loss	(785,984)	(34,977)	(22,818)	133,958	(102,989)
Recognized in OCI	-	-	739,382	-	-
As of December 31, 2017	(1,006,299)	1,840,988	1,373,561	611,766	208,618

	Goodwill	Borrowings and other financial liabilities	Accounts receivable	Others	Total
As of December 31, 2015	(262,290)	(540,811)	17,927	3,804	2,213,422
Recognized in profit or loss	(82,998)	427,314	115,913	23,488	(25,710)
Recognized in OCI	-	-	-	(196,098)	420,599
As of December 31, 2016	(345,288)	(113,497)	133,840	(168,806)	2,608,311
Recognized in profit or loss	(63,644)	113,497	(38,976)	78,357	(723,576)
Recognized in OCI	-	-	-	58,764	798,146
As of December 31, 2017	(408,932)	-	94,864	(31,685)	2,682,881

The Ecopetrol Business Group offsets assets and liabilities for deferred taxes only if it has a legally enforceable right to offset current tax liabilities and assets; and in the case of deferred tax on assets and liabilities, to the extent that they also correspond to income taxes required by the same tax jurisdiction and the same tax authority.

Pursuant to current tax law, losses generated in income and supplementary taxes and/or income tax for equality - CREE before 2017, must be offset with the net income obtained in 2017 and subsequent periods, taking into account the formula set forth in Section 5, Article 290 of Law 1819 of 2016. Tax losses determined must not be tax readjusted.

As of the tax year 2017, companies can offset tax losses obtained in the current period defined, with taxable income generated through the next 12 taxable periods, following the attainment of said tax losses, without prejudice of the period's presumptive income.

Deferred tax assets related to tax losses generated by Bioenergy S.A. and Bioenergy Zona Franca in the amount of COP$(53,328), and excess presumptive income of Refinería de Cartagena in the amount of COP$(44,475) were written off in 2016 because, even though they can be offset in the long term, Management concluded that having a conservative position, it is not likely that the deferred tax assets related to such tax losses and excess of presumptive income would be recoverable in the short term.

If the Group would have recognized the deferred tax assets that were not recognized, the income for the period ended on December 31, 2017, would have increased by COP$ 97,803.

In accordance with tax provisions applicable until December 31, 2016, the surplus of presumptive income and the minimum base generated before 2017 in income and supplementary taxes and in the income tax for equality - CREE, respectively, can be offset with ordinary net income obtained by the Group in the next five years, using for such purpose the formula set forth in Section 6, Article 290 of Law 1819 of 2016.

The movements of deferred income tax for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
Opening balance	2,608,311	2,213,422
Deferred tax recognized in profit or loss	(723,576)	(25,710)
Deferred tax recognized in other comprehensive income (a)	798,146	420,599
Closing balance	2,682,881	2,608,311

(a)	The following is the composition of the income tax recorded against other comprehensive income:

December 31, 2017	Pre-tax	Deferred Tax	After tax
Actuarial valuation gains (losses)	2,251,656	(739,382)	1,512,274
Cash flow coverage for crude exports	80,896	(54,056)	26,840
Other	12,119	(4,708)	7,411
	2,344,671	(798,146)	1,546,525

December 31, 2016	Pre-tax	Deferred tax	After tax
Actuarial valuation gains (losses)	1,770,139	(616,697)	1,153,442
Cash flow hedging for future crude oil exports	(537,353)	220,596	(316,757)
Derivative financial instruments	(56,804)	22,722	(34,082)
Other	-	(47,220)	(47,220)
	1,175,982	(420,599)	755,383

Deferred tax assets (liabilities) not recognized

As of December 31, 2017, deferred tax assets (liabilities) are not recognized in the difference between the accounting and tax bases related to investments in companies of the Ecopetrol Business Group, as there is no intention to sell any of these investments in the foreseeable future.

10.3	Other taxes

10.3.1	Tax on dividends

The new tax on dividends will be applicable to foreign companies and entities on profits generated starting 2017.

The rate of this tax will be 5%. Furthermore, the tax rate for dividends will be 35%. In this scenario, the 5% tax on dividends will apply to the amount of the tax distribution, once it has been reduced with the 35% income tax.

For taxed individuals residing in Colombia, the tax on dividends will have a maximum 10% rate that will be applied on non-taxed dividends, and 35% with respect to taxed dividends distributed.

There are no effects on income tax related to dividend payments made by the Group to its shareholders during 2017 and 2016.

10.3.2	Transfer prices

Income tax payers carrying out operations with related parties abroad or located in free trade zones or companies located in countries considered tax havens, must determine their ordinary and extraordinary revenues, costs and deductions, considering the arm's length principle for such transactions.

Such companies submitted their transfer-pricing information statement for the 2016 tax year and their respective supporting documents.

For the 2017 tax year, the transactions performed with related parties abroad, as well as the business conditions for such operations and their general structure, did not vary significantly as compared with the previous year. Therefore, it can be inferred that said transactions were performed in accordance with the arm's length principle. It is estimated that no adjustments will be required from the analysis of transfer prices in 2017, which entail amendments of the income provision of taxable year 2017.

10.3.3	Value added tax (VAT)

As of tax year 2017, the general sales tax rate is 19%, with a differential 5% rate for some goods and services is maintained in accordance with Articles 184 and 185 of Law 1819 of 2016.

As of tax year 2017, the VAT was extended to the sale of goods at large, the sale or concession of intangibles related to industrial property and to the provision of services in Colombia, or from services abroad, except for express exclusions of the norm, pursuant to Article 173 of Law 1819 of 2016.

Likewise, Article 194 of this Law stipulated that the term for filing requests for VAT deductions will be 3 bimonthly periods immediately following the period of causation.

10.3.4	Wealth tax

Law 1739 of 2014 established the wealth tax for natural and juridical persons whose possession of wealth at January 1, 2015 exceeds COP$1,000 million. The taxable base for companies is the gross equity value held as of January 1, 2015, 2016 and 2017, less the debts valid on the same dates.

The applicable rate will depend on the taxable base of each taxpayer and the paid value will not be deductible or discountable on income and supplementary taxes or income tax for equality - CREE, nor can they be offset by these, or any other taxes.

In 2017, the wealth tax paid by the Group amounted to COP$226,778, which was recognized as an expense in the period (2016 - COP$569,756).